Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 87,677,169		¥ 82,952,090
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,030,511		54,409,144
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,731,028		9,553,854
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,603,433		8,950,577
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,992,511		5,016,971
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,219,727		5,159,356
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,832,884		3,693,491
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,634,442		4,345,589
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,198,805		2,358,904
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,389,347		5,472,597	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,428,334		9,857,805
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		31,646,658	[3]	28,542,946
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,475,277		9,086,721
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		317,284		296,872
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		20,818,709		19,126,182
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		35,388		33,171
Financing Receivables Not Impaired | Normal obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		69,881,479		65,286,588
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,911,109		10,372,030
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	5,631,756		5,456,385
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		42,025,243		40,303,480
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,007,095		9,205,542
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,849,784		8,182,062
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,600,528		4,665,709
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,766,460		4,682,630
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,692,025		3,543,952
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,595,441		4,304,483
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,198,796		2,358,899
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,106,282		3,126,217	[2]
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		208,832		233,986
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,900,419		10,362,135
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	62,921		69,080
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	473,339		505,142
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	159,657		165,643
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	145,568		161,392
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	65,535		71,934
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,593		1,534
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9		5
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	2,684		2,450
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	8,989,113		9,384,955
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,344,929		2,455,064
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	17,445		19,805
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	12,710		15,920
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,943		3,281
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	17,156		26,881
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	395		934
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	347		72
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	2,230,748		2,323,197
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	63,185		64,974
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		27,856,236	[3]	24,983,108
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,745,247		8,583,432
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		303,393		296,870
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,806,263		16,101,326
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,333		1,480
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,690	[3]	9,895	[4]
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	284		182
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,406		9,713
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,286,827	[3]	3,001,321	[5]
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	726,823		492,831
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	13,129
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,526,317		2,488,800
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	20,558		19,690
Financing Receivables Not Impaired | Watch obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	1,354,018		999,405
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	125,975		145,546
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,628		46,004	[5],[6]
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	1,034,092		641,554
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	475,983		141,202
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	201,384		186,753
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	131,783		90,178
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	119,778		127,695
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	44,250		37,993
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	24,686		28,881
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[6]	15,238		7,725
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	20,990		21,127
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	125,960		145,546
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	7,474		8,278
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	10,928		14,490
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	16,602		18,586
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	22,363		25,553
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	7,664		7,472
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	429		319
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	372		421	[4],[6]
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	60,128		70,427
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	19,192		6,721
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	684		1,303
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]			25
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	15		1
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	873		591
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	303
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	15,038		3,633	[6]
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	2,279		1,168
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		319,926	[3]	357,851	[6]
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	3,207		10,458
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	762
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	314,273		347,060
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[6]	1,684		333
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	15
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	15
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		37,436	[3]	39,283	[5],[6]
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		36,593		38,404	[5],[6]
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		843		879	[5],[6]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		716,204		646,132
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		580,676		494,644
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		159,426		108,644
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		55,288		46,185
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		80,983		73,573
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		147,529		134,614
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		22,712		31,206
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,946		10,300
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		18,985		8,954	[2]
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		83,807		81,168
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		135,528	[3]	151,488
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding				2
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		134,979		150,410
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 549		¥ 1,076

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	Impaired loans to foreign borrowers decreased by ¥15,960 million due mainly to the sale of certain loans, partly offset by deterioration of credit status of certain other borrowers.
[4]	The primary component of the retail portfolio segment is mortgage loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[5]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute other, since their portfolio segments are not identical to those of MHBK and MHTB.
[6]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.